GOODWILL AND OTHER INTANGIBLE ASSETS Q - Narrative (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 0	$ 0